Consolidated Statement Of Equity (USD $)	Preferred Stock [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2007		$ 2,000	$ 9,975,000	$ 47,118,000	$ (238,000)		$ 219,000	$ 57,076,000
Balance, common shares at Dec. 31, 2007		21,370,370
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		5,598,982
Issuance of common stock,value		1,000	52,353,000					52,354,000
Issuance of common stock - exercise of stock options, shares		42,785
Issuance of common stock - exercise of stock options, value			93,000					93,000
Repurchase of common stock, shares		(624,938)
Repurchase of common stock, value			(6,170,000)					(6,170,000)
Stock-based compensation			1,015,000					1,015,000
Discount on convertible subordinated debt			2,813,000					2,813,000
Other comprehensive income (loss):
Foreign currency translation gain, net of tax					240,000			240,000
Common stock dividends				(2,264,000)				(2,264,000)
Net (loss) income				613,000			54,000	667,000
Contributions from noncontrolling interests							482,000	482,000
Distributions to noncontrolling interests							(504,000)	(504,000)
Balance at Dec. 31, 2008		3,000	60,079,000	45,467,000	2,000		251,000	105,802,000
Balance, common shares at Dec. 31, 2008		26,387,199
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of Merger on common stock, shares		12,820,215
Effect of Merger on common stock, value		1,000	89,006,000					89,007,000
Issuance of common stock - exercise of stock options, shares		55,449
Issuance of common stock - exercise of stock options, value			59,000					59,000
Repurchase of common stock, shares		(442,648)
Repurchase of common stock, value			(3,690,000)					(3,690,000)
Stock-based compensation			3,857,000					3,857,000
Common stock issued under 2009 Equity Participation Plan, shares		2,357,443
2009 Equity Participation Plan replacement payment			(1,500,000)					(1,500,000)
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					194,000			194,000
Foreign currency translation gain, net of tax					2,407,000			2,407,000
Common stock dividends				(3,235,000)				(3,235,000)
Additional shares to pre-Merger preferred shareholders			7,879,000	(7,879,000)
Accretion of common stock beneficial conversion			188,000	(188,000)
Net (loss) income				(15,336,000)			5,679,000	(9,657,000)
Contributions from noncontrolling interests							6,804,000	6,804,000
Distributions to noncontrolling interests							(10,712,000)	(10,712,000)
Balance at Dec. 31, 2009		4,000	155,878,000	18,829,000	2,603,000		2,022,000	179,336,000
Balance, common shares at Dec. 31, 2009		41,177,658						41,177,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares	132,550
Issuance of common stock,value			132,294,000					132,294,000
Repurchase of common stock, shares								(1,111,690)
Repurchase of common shares, shares		(1,111,690)
Repurchase of common shares, value						(11,301,000)		(11,301,000)
Repurchase and retirement of warrants			(11,500,000)					(11,500,000)
Stock-based compensation			7,666,000					7,666,000
Common stock issued under 2009 Equity Participation Plan, shares		113,938
Common stock issued under 2009 Equity Participation Plan, value			428,000					428,000
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					6,000			6,000
Foreign currency translation gain, net of tax					6,434,000			6,434,000
Preferred stock dividends				(4,533,000)				(4,533,000)
Accretion of preferred stock issuance costs			25,000	(25,000)
Extinguished beneficial conversion feature on covertible debt			(122,000)					(122,000)
Net (loss) income				3,506,000			2,979,000	6,485,000
Contributions from noncontrolling interests							10,955,000	10,955,000
Distributions to noncontrolling interests							(3,242,000)	(3,242,000)
Balance at Dec. 31, 2010		4,000	284,669,000	17,777,000	9,043,000	(11,301,000)	12,714,000	312,906,000
Balance, common shares at Dec. 31, 2010		40,179,906						40,179,906
Balance, preferred shares at Dec. 31, 2010	132,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		4,800,000						4,800,000
Issuance of common stock,value		1,000	51,959,000					51,960,000
Repurchase of common stock, shares								(3,250)
Repurchase of common shares, shares		(3,250)
Repurchase of common shares, value						(36,000)		(36,000)
Repurchase of 1,400,000 warrants,value			(2,434,000)					(2,434,000)
Stock-based compensation			3,761,000					3,761,000
Shares forfeited net of 3,000 common stock issued under 2009 Equity Participation Plan,shares		(1,950)
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					(4,592,000)			(4,592,000)
Foreign currency translation gain, net of tax					5,058,000			5,058,000
Forward foreign currency loss, net of tax of $1,347,000					(2,042,000)			(2,042,000)
Preferred stock dividends				(6,675,000)				(6,675,000)
Common stock dividends				(3,598,000)				(3,598,000)
Accretion of preferred stock issuance costs			33,000	(33,000)
Net (loss) income				(3,581,000)			1,295,000	(2,286,000)
Contributions from noncontrolling interests							2,259,000	2,259,000
Distributions to noncontrolling interests							(696,000)	(696,000)
Balance at Sep. 30, 2011		$ 5,000	$ 337,988,000	$ 3,890,000	$ 7,467,000	$ (11,337,000)	$ 15,572,000	$ 353,585,000
Balance, common shares at Sep. 30, 2011		44,974,706						44,974,706
Balance, preferred shares at Sep. 30, 2011	132,550